Income Taxes and Tax Receivable Agreement - Additional Information (Detail) - USD ($) $ in Thousands	2 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 12, 2026
Income Tax Disclosure [Line Items]
Deferred tax assets	$ 101,302	$ 101,302		$ 0			$ 101,302
Deferred tax liability	5,339	$ 5,339		5,339
Effective income tax rate reconciliation, at federal statutory income tax rate, percent		(17.90%)
Effective Tax Rate	4,166	$ 4,166	$ 262	3,643	$ 598	$ 204
Temporary difference between book and tax basis							69,866
Tax benefits from future deductions							19,423
Deferred tax assets, operating loss carryforwards							$ 12,005
Liability for tax receivable agreement	$ 172,344	172,344
Adjustments to additional paid in capital deferred tax asset		$ 71,042
Percentage of tax receivable agreement with continuing equity owners		85.00%
SOLV Energy Holdings LLC [Member]
Income Tax Disclosure [Line Items]
Deferred tax liability				$ 5,339	$ 0
Effective income tax rate reconciliation, at federal statutory income tax rate, percent				(21.00%)	(21.00%)	(21.00%)
Effective Tax Rate				$ 3,643	$ 598	$ 204
Operating Loss Carryforwards				1,090
Net Operating Loss Carryforwards Indefinite Life				908
Net Operating Loss Carryforwards Expiring Amount				$ 182